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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.	Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.80%)

Consumer Discretionary (26.24%)
	Apparel, Accessories & Luxury Goods (3.76%)
175,000	Fossil Group, Inc. (formerly, Fossil, Inc.) [1]	$13,482,048	$18,079,250
400,000	Ralph Lauren Corp.	7,385,514	69,496,000

		20,867,562	87,575,250
	Automotive Retail (1.49%)
750,000	CarMax, Inc. [1]	14,772,082	34,620,000
	Broadcasting (3.30%)
800,000	Discovery Communications, Inc., Cl A [1]	20,124,774	61,768,000
120,000	Liberty Media Corp. [1]	8,488,154	15,211,200

		28,612,928	76,979,200
	Cable & Satellite (0.13%)
135,000	Starz Series A (formerly, Starz Liberty Capital) [1]	1,098,254	2,983,500
	Casinos & Gaming (2.06%)
375,000	Wynn Resorts Ltd.	1,245,697	48,000,000
	Education Services (0.43%)
325,000	DeVry, Inc.	546,016	10,081,500
	Hotels, Resorts & Cruise Lines (3.80%)
800,000	Choice Hotels International, Inc.	3,917,852	31,752,000
1,025,000	Hyatt Hotels Corp., Cl A [1]	30,808,659	41,369,000
507,471	Norwegian Cruise Line Holdings Ltd. [1,2]	9,641,949	15,381,446

		44,368,460	88,502,446
	Internet Retail (4.02%)
1,102,295	HomeAway, Inc. [1]	29,580,281	35,648,220
70,000	priceline.com, Inc. [1]	11,322,990	57,899,100

		40,903,271	93,547,320
	Leisure Facilities (2.64%)
1,000,000	Vail Resorts, Inc.	19,491,424	61,520,000
	Specialty Stores (4.61%)
750,000	Dick’s Sporting Goods, Inc.	20,465,452	37,545,000
500,000	Tiffany & Co.	15,543,940	36,420,000
285,000	Tractor Supply Co.	18,855,913	33,518,850

		54,865,305	107,483,850

Total Consumer Discretionary		226,770,999	611,293,066

Shares		Cost	Value

Common Stocks (continued)

Consumer Staples (0.64%)
	Food Distributors (0.64%)
275,000	United Natural Foods, Inc. [1]	$14,611,785	$14,847,250

Energy (4.67%)
	Oil & Gas Drilling (1.20%)
450,000	Helmerich & Payne, Inc.	13,140,149	28,102,500
	Oil & Gas Equipment & Services (2.13%)
235,000	Core Laboratories N.V. [2]	16,127,180	35,640,100
150,000	Oil States International, Inc. [1]	10,032,536	13,896,000

		26,159,716	49,536,100
	Oil & Gas Exploration & Production (0.99%)
274,500	Concho Resources, Inc. [1]	12,981,350	22,981,140
	Oil & Gas Storage & Transportation (0.35%)
199,934	Western Gas Equity Partners LP	4,398,548	8,231,283

Total Energy		56,679,763	108,851,023

Financials (12.08%)
	Asset Management & Custody Banks (1.67%)
400,000	Eaton Vance Corp.	7,605,392	15,036,000
325,000	T. Rowe Price Group, Inc.	7,848,785	23,773,750

		15,454,177	38,809,750
	Investment Banking & Brokerage (3.08%)
3,375,000	The Charles Schwab Corp.	4,325,436	71,651,250
	Office REITs (1.19%)
94,000	Alexander’s, Inc. [4]	4,556,585	27,608,740
	Property & Casualty Insurance (3.24%)
1,475,000	Arch Capital Group Ltd. [1,2]	16,099,416	75,829,750
	Real Estate Services (2.16%)
2,150,000	CBRE Group, Inc., Cl A [1]	29,247,253	50,224,000
	Regional Banks (0.74%)
450,000	First Republic Bank	11,878,902	17,316,000

Total Financials		81,561,769	281,439,490

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (12.92%)
	Biotechnology (0.50%)
275,000	Quintiles Transnational Holdings, Inc. [1]	$11,926,446	$11,704,000
	Health Care Distributors (1.44%)
350,000	Henry Schein, Inc. [1]	9,382,832	33,512,500
	Health Care Equipment (3.93%)
850,000	IDEXX Laboratories, Inc. [1]	35,193,619	76,313,000
30,000	Intuitive Surgical, Inc. [1]	2,903,761	15,197,400

		38,097,380	91,510,400
	Health Care Facilities (0.86%)
300,000	Universal Health Services, Inc., Cl B	17,739,501	20,088,000
	Health Care Technology (0.56%)
135,000	Cerner Corp. [1]	5,888,938	12,972,150
	Life Sciences Tools & Services (4.46%)
650,000	Illumina, Inc. [1]	28,570,042	48,646,000
275,000	Mettler-Toledo International, Inc. [1]	17,214,470	55,330,000

		45,784,512	103,976,000
	Pharmaceuticals (1.17%)
225,000	Perrigo Co.	16,355,774	27,225,000

Total Health Care		145,175,383	300,988,050

Industrials (20.26%)
	Air Freight & Logistics (0.97%)
400,000	C.H. Robinson Worldwide, Inc.	7,292,178	22,524,000
	Electrical Components & Equipment (1.73%)
325,000	Roper Industries, Inc.	28,285,642	40,371,500
	Environmental & Facilities Services (2.25%)
325,000	Clean Harbors, Inc. [1]	18,239,236	16,422,250
325,000	Stericycle, Inc. [1]	9,162,173	35,889,750

		27,401,409	52,312,000
	Industrial Machinery (4.44%)
940,000	Colfax Corp. [1]	30,232,157	48,983,400
135,000	The Middleby Corp. [1]	20,316,962	22,962,150
475,000	Pall Corp.	31,407,265	31,554,250

		81,956,384	103,499,800
	Research & Consulting Services (7.11%)
215,000	IHS, Inc., Cl A [1]	20,380,880	22,441,700
1,600,000	Nielsen Holdings N.V. [2]	40,612,243	53,744,000
1,500,000	Verisk Analytics, Inc., Cl A [1]	39,224,920	89,550,000

		100,218,043	165,735,700
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Trading Companies & Distributors (3.76%)
1,275,000	Fastenal Co.	$23,330,149	$58,458,750
1,050,000	MRC Global, Inc. [1]	25,092,205	29,001,000

		48,422,354	87,459,750

Total Industrials		293,576,010	471,902,750

Information Technology (16.01%)
	Application Software (4.49%)
700,000	ANSYS, Inc. [1]	21,311,741	51,170,000
525,000	FactSet Research Systems, Inc.	28,837,255	53,518,500

		50,148,996	104,688,500
	Data Processing & Outsourced Services (2.53%)
725,000	FleetCor Technologies, Inc. [1]	26,676,932	58,942,500
	Internet Software & Services (2.61%)
190,000	LinkedIn Corp., Cl A [1]	11,166,201	33,877,000
600,000	VeriSign, Inc. [1]	27,498,020	26,796,000

		38,664,221	60,673,000
	IT Consulting & Other Services (5.55%)
175,000	Equinix, Inc. [1,4]	12,335,413	32,326,000
1,700,000	Gartner, Inc. [1]	37,410,778	96,883,000

		49,746,191	129,209,000
	Systems Software (0.83%)
450,000	MICROS Systems, Inc. [1]	21,613,220	19,417,500

Total Information Technology		186,849,560	372,930,500

Materials (0.96%)
	Industrial Gases (0.96%)
235,000	Airgas, Inc.	15,483,654	22,433,100

Telecommunication Services (3.02%)
	Wireless Telecommunication Services (3.02%)
950,000	SBA Communications Corp., Cl A [1]	29,079,648	70,414,000

TOTAL COMMON STOCKS		1,049,788,571	2,255,099,229

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (1.44%)

Consumer Discretionary (0.35%)
	Hotels, Resorts & Cruise Lines (0.35%)
5,200,000	Kerzner International Holdings Ltd., Cl A [1,2,3,4,6]	$52,000,000	$8,216,000

Financials (1.09%)
	Asset Management & Custody Banks (1.09%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	34,581,905	25,261,277

TOTAL PRIVATE EQUITY INVESTMENTS		86,581,905	33,477,277

Principal Amount

Short Term Investments (1.52%)

$35,467,710	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2013, 0.01% due 7/1/2013; Proceeds at maturity - $35,467,739; (Fully collateralized by $14,650,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $13,987,073 and $23,455,000 U.S. Treasury Note, 1.625% due 8/15/2022; Market value - $22,194,294) [5]	35,467,710	35,467,710

TOTAL INVESTMENTS (99.76%)		$1,171,838,186	2,324,044,216

CASH AND OTHER ASSETS LESS LIABILITIES (0.24%)			5,597,867

NET ASSETS			$2,329,642,083

RETAIL SHARES (Equivalent to $56.20 per share based on 33,731,902 shares outstanding)			$1,895,589,159

INSTITUTIONAL SHARES (Equivalent to $56.92 per share based on 7,626,149 shares outstanding)			$434,052,924

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2013, the market value of restricted and fair valued securities amounted to $33,477,277 or 1.44% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.36%)

Consumer Discretionary (24.11%)
	Apparel Retail (0.13%)
650,000	Cia. Hering SA (Brazil) [2]	$9,491,847	$9,178,972
	Apparel, Accessories & Luxury Goods (2.10%)
2,400,000	Under Armour, Inc., Cl A [1]	38,491,543	143,304,000
	Automotive Retail (0.34%)
750,000	Penske Automotive Group, Inc.	13,032,059	22,905,000
	Casinos & Gaming (3.66%)
2,000,000	Ameristar Casinos, Inc. [4]	37,023,539	52,580,000
2,669,200	Penn National Gaming, Inc. [1]	75,092,649	141,093,912
2,900,000	Pinnacle Entertainment, Inc. [1]	47,133,881	57,043,000

		159,250,069	250,716,912
	Distributors (3.15%)
8,375,000	LKQ Corp. [1]	54,827,006	215,656,250
	Education Services (2.33%)
1,680,714	Bright Horizons Family Solutions, Inc. [1]	54,041,975	58,337,583
3,250,000	DeVry, Inc. [4]	53,092,260	100,815,000

		107,134,235	159,152,583
	Home Improvement Retail (1.34%)
1,180,000	Lumber Liquidators Holdings, Inc. [1]	27,982,185	91,886,600
	Hotels, Resorts & Cruise Lines (2.61%)
3,007,500	Choice Hotels International, Inc. [4]	74,341,448	119,367,675
2,640,000	Interval Leisure Group, Inc.	49,726,191	52,588,800
150,000	Marriott Vacations Worldwide Corp. [1]	6,373,784	6,486,000

		130,441,423	178,442,475
	Leisure Facilities (2.12%)
2,063,250	Vail Resorts, Inc. [4]	59,764,025	126,931,140
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	18,060,879

		75,306,128	144,992,019
	Leisure Products (0.10%)
300,000	BRP, Inc. (Canada) [1,2]	6,242,137	6,988,685
	Movies & Entertainment (0.68%)
2,917,805	Manchester United plc, Cl A [1,2]	39,472,474	46,451,456
	Publishing (1.33%)
1,175,000	Morningstar, Inc.	25,213,450	91,156,500
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (1.22%)
450,000	Panera Bread Co., Cl A [1]	$15,602,751	$83,673,000
	Specialty Stores (3.00%)
4,100,000	Dick’s Sporting Goods, Inc.	69,383,822	205,246,000

Total Consumer Discretionary		771,871,129	1,649,750,452

Consumer Staples (4.93%)
	Brewers (0.50%)
201,400	The Boston Beer Co., Inc., Cl A [1]	29,104,380	34,366,896
	Food Distributors (1.81%)
2,290,237	United Natural Foods, Inc. [1]	98,857,949	123,649,896
	Household Products (1.35%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	92,565,000
	Packaged Foods & Meats (1.27%)
1,325,000	TreeHouse Foods, Inc. [1]	52,766,413	86,840,500

Total Consumer Staples		208,069,569	337,422,292

Energy (5.68%)
	Coal & Consumable Fuels (0.05%)
1,150,000	Ceres, Inc. [1]	14,950,000	3,599,500
	Oil & Gas Drilling (0.82%)
900,000	Helmerich & Payne, Inc.	20,239,977	56,205,000
	Oil & Gas Equipment & Services (2.99%)
330,000	CARBO Ceramics, Inc.	21,169,022	22,251,900
750,000	Core Laboratories N.V. [2]	17,648,703	113,745,000
825,000	SEACOR Holdings, Inc. [1]	41,483,601	68,516,250

		80,301,326	204,513,150

	Oil & Gas Exploration & Production (0.62%)
500,000	Denbury Resources, Inc. [1]	2,806,886	8,660,000
247,191	Oasis Petroleum, Inc. [1]	3,460,674	9,608,314
400,000	SM Energy Co.	13,315,693	23,992,000

		19,583,253	42,260,314

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (1.20%)
80,000	MPLX LP	$1,760,000	$2,944,800
1,228,082	Targa Resources Corp.	37,352,560	79,002,515

		39,112,560	81,947,315

Total Energy		174,187,116	388,525,279

Financials (14.48%)
	Asset Management & Custody Banks (4.52%)
1,994,899	The Carlyle Group	43,767,989	51,268,904
2,150,000	Cohen & Steers, Inc.	60,103,478	73,057,000
1,450,000	Eaton Vance Corp.	25,648,439	54,505,500
1,199,681	Financial Engines, Inc.	18,866,956	54,693,457
610,000	Manning & Napier, Inc.	7,338,907	10,833,600
1,230,195	Oaktree Capital Group, LLC	53,958,848	64,646,747

		209,684,617	309,005,208
	Diversified REITs (0.32%)
712,000	American Assets Trust, Inc.	14,309,605	21,972,320
	Life & Health Insurance (1.33%)
2,441,106	Primerica, Inc.	55,247,326	91,395,009
	Multi-Sector Holdings (0.16%)
425,000	Leucadia National Corp.	4,912,289	11,143,500
	Office REITs (1.82%)
135,000	Alexander’s, Inc. [5]	28,435,048	39,650,850
3,400,000	Douglas Emmett, Inc.	47,518,561	84,830,000

		75,953,609	124,480,850
	Property & Casualty Insurance (3.10%)
4,125,000	Arch Capital Group Ltd. [1,2]	40,614,565	212,066,250
	Residential REITs (0.37%)
625,000	American Campus Communities, Inc.	17,129,104	25,412,500
	Specialized Finance (1.52%)
3,125,000	MSCI, Inc. [1]	66,394,463	103,968,750
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Specialized REITs (1.34%)
775,000	Alexandria Real Estate Equities, Inc. [5]	$29,669,521	$50,933,000
1,650,000	LaSalle Hotel Properties	38,833,840	40,755,000

		68,503,361	91,688,000

Total Financials		552,748,939	991,132,387

Health Care (8.65%)
	Health Care Equipment (1.57%)
400,000	Edwards Lifesciences Corp. [1]	5,349,910	26,880,000
900,000	IDEXX Laboratories, Inc. [1]	28,558,026	80,802,000

		33,907,936	107,682,000
	Health Care Facilities (2.93%)
300,000	Brookdale Senior Living, Inc. [1]	5,976,500	7,932,000
4,000,000	Community Health Systems, Inc. [1]	77,630,412	187,520,000
200,000	VCA Antech, Inc. [1]	3,991,558	5,218,000

		87,598,470	200,670,000
	Health Care Services (0.11%)
150,000	IPC The Hospitalist Co., Inc. [1]	3,121,417	7,704,000

	Health Care Supplies (0.41%)
175,000	Neogen Corp. [1]	3,887,774	9,723,000
258,262	West Pharmaceutical Services, Inc.	17,591,659	18,145,488

		21,479,433	27,868,488

	Life Sciences Tools & Services (2.51%)
550,000	Mettler-Toledo International, Inc. [1]	27,486,940	110,660,000
880,943	TECHNE Corp.	46,631,249	60,855,543

		74,118,189	171,515,543
	Pharmaceuticals (1.12%)
3,377,485	CFR Pharmaceuticals SA 144A, ADR [2,6]	78,138,651	76,263,611

Total Health Care		298,364,096	591,703,642

Industrials (13.94%)
	Diversified Support Services (1.80%)
4,000,000	Copart, Inc. [1]	49,463,498	123,200,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Electrical Components & Equipment (1.82%)
3,365,000	Generac Holdings, Inc. [1]	$29,461,428	$124,538,650
	Environmental & Facilities Services (0.17%)
500,000	Tetra Tech, Inc. [1]	9,839,895	11,755,000
	Industrial Machinery (4.71%)
2,315,480	Colfax Corp. [1]	53,608,386	120,659,663
850,000	The Middleby Corp. [1]	74,456,718	144,576,500
400,000	Valmont Industries, Inc.	32,589,034	57,236,000

		160,654,138	322,472,163
	Marine (0.17%)
573,026	Seaspan Corp. [2]	11,575,731	11,890,289
	Railroads (2.48%)
2,000,000	Genesee & Wyoming, Inc., Cl A [1]	32,221,169	169,680,000
	Research & Consulting Services (1.07%)
427,220	The Advisory Board Co. [1]	21,925,446	23,347,573
375,000	IHS, Inc., Cl A [1]	15,320,116	39,142,500
600,000	Mistras Group, Inc. [1]	7,563,468	10,548,000

		44,809,030	73,038,073
	Trading Companies & Distributors (1.36%)
2,000,000	Air Lease Corp.	47,523,423	55,180,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	37,568,100

		64,806,160	92,748,100
	Trucking (0.36%)
475,000	Landstar System, Inc.	11,073,375	24,462,500

Total Industrials		413,904,424	953,784,775

Information Technology (19.43%)
	Application Software (10.15%)
2,109,430	Advent Software, Inc. [1]	45,086,736	73,956,616
2,125,000	ANSYS, Inc. [1]	51,478,172	155,337,500
654,325	Bottomline Technologies (de), Inc. [1]	17,541,044	16,547,879
825,000	Concur Technologies, Inc. [1]	18,214,873	67,138,500
1,600,000	FactSet Research Systems, Inc.	80,624,740	163,104,000
1,013,887	Guidewire Software, Inc. [1]	31,534,542	42,633,948
1,600,000	Pegasystems, Inc.	49,240,202	52,992,000
1,150,000	RealPage, Inc. [1]	28,164,221	21,091,000
3,087,713	SS&C Technologies Holdings, Inc. [1]	52,369,849	101,585,758

		374,254,379	694,387,201
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Data Processing & Outsourced Services (1.66%)
1,525,000	MAXIMUS, Inc.	$58,567,377	$113,582,000
	Electronic Equipment & Instruments (0.69%)
650,000	FEI Company	24,367,636	47,443,500
	Internet Software & Services (2.17%)
999,653	CoStar Group, Inc. [1]	44,116,616	129,025,213
350,000	Zillow, Inc., Cl A [1]	9,079,412	19,705,000

		53,196,028	148,730,213

	IT Consulting & Other Services (3.95%)
6,200,000	Booz Allen Hamilton Holding Corp.	86,190,603	107,756,000
2,850,000	Gartner, Inc. [1]	45,787,107	162,421,500

		131,977,710	270,177,500
	Systems Software (0.81%)
3,568,750	TOTVS SA (Brazil) [2]	48,597,857	55,578,041

Total Information Technology		690,960,987	1,329,898,455

Materials (0.84%)
	Construction Materials (0.67%)
1,700,000	CaesarStone Sdot-Yam Ltd. [1,2]	30,268,064	46,291,000

	Fertilizers & Agricultural Chemicals (0.17%)
2,573,318	Agrinos AS (Mexico) [1,2]	14,008,024	7,583,098
200,000	Intrepid Potash, Inc. [1]	6,214,807	3,810,000

		20,222,831	11,393,098

Total Materials		50,490,895	57,684,098

Telecommunication Services (0.30%)
	Wireless Telecommunication Services (0.30%)
275,000	SBA Communications Corp., Cl A [1]	972,124	20,383,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Utilities (3.00%)
	Electric Utilities (3.00%)
2,245,000	ITC Holdings Corp.	$69,683,649	$204,968,500

TOTAL COMMON STOCKS		3,231,252,928	6,525,252,880

Private Equity Investments (0.37%)

Consumer Discretionary (0.17%)
	Hotels, Resorts & Cruise Lines (0.17%)
7,400,000	Kerzner International Holdings Ltd., Cl A [1,2,3,5,7]	74,000,000	11,692,000

Financials (0.13%)
	Asset Management & Custody Banks (0.13%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	8,630,998	8,503,121

Health Care (0.07%)
	Health Care Technology (0.07%)
828,286	Castlight Health, Inc. [1,3,5,7]	4,999,998	4,999,998

Utilities (0.00%)
	Independent Power Producers & Energy Traders (0.00%)
4,811,674	Better Place, Inc., Series C Preferred [1,2,3,5,7]	21,845,000	0

TOTAL PRIVATE EQUITY INVESTMENTS		109,475,996	25,195,119

Principal Amount

Short Term Investments (4.13%)

$282,799,102

Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2013, 0.01% due 7/1/2013; Proceeds at maturity - $282,799,338; (Fully collateralized by $25,000,000 U.S. Treasury Note, 3.75% due 11/15/2018; Market value - $28,000,000, $129,000,000 U.S. Treasury Note, 2.25% due 11/30/2017; Market value - $134,936,322, $75,000,000 U.S. Treasury Note, 1.375% due 12/31/2018; Market value - $74,718,750, $510,000 U.S. Treasury Note, 0.625% due 5/31/2017; Market value - $501,877, $50,000,000 U.S. Treasury Note, 1.00% due 6/30/2019; Market value - $48,375,000 and $2,000,000 U.S. Treasury Note, 1.00% due 8/31/2019; Market value - $1,925,000) [6]

		282,799,102	282,799,102

	Cost	Value

TOTAL INVESTMENTS (99.86%)	$3,623,528,026	$6,833,247,101

CASH AND OTHER ASSETS LESS LIABILITIES (0.14%)		9,676,988

NET ASSETS		$6,842,924,089

RETAIL SHARES (Equivalent to $61.92 per share based on 69,790,550 shares outstanding)		$4,321,445,544

INSTITUTIONAL SHARES (Equivalent to $62.47 per share based on 40,365,792 shares outstanding)		$2,521,478,545

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2013, the market value of restricted and fair valued securities amounted to $25,195,119 or 0.37% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2013, the market value of Rule 144A securities amounted to $76,263,611 or 1.12% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.74%)

Consumer Discretionary (22.80%)
	Advertising (0.68%)
2,000,000	National CineMedia, Inc.	$33,889,974	$33,780,000
	Apparel, Accessories & Luxury Goods (4.52%)
650,000	Fossil Group, Inc. (formerly, Fossil, Inc.) [1]	15,294,653	67,151,500
2,700,000	Iconix Brand Group, Inc. [1]	40,806,341	79,407,000
6,500,000	Quiksilver, Inc. [1]	21,245,177	41,860,000
1,500,000	Tumi Holdings, Inc. [1]	29,373,217	36,000,000

		106,719,388	224,418,500
	Broadcasting (2.55%)
1,000,000	Liberty Media Corp. [1]	12,335,040	126,760,000
	Cable & Satellite (0.44%)
1,000,000	Starz Series A (formerly, Starz Liberty Capital) [1]	1,418,284	22,100,000
	Casinos & Gaming (3.96%)
3,000,000	Penn National Gaming, Inc. [1]	78,076,600	158,580,000
300,000	Wynn Resorts Ltd.	2,313,528	38,400,000

		80,390,128	196,980,000
	Education Services (0.87%)
1,250,000	Bright Horizons Family Solutions, Inc. [1]	39,918,658	43,387,500
	Home Improvement Retail (1.41%)
900,000	Lumber Liquidators Holdings, Inc. [1]	18,394,440	70,083,000
	Homefurnishing Retail (1.22%)
1,500,000	Mattress Firm Holding Corp. [1]	38,344,770	60,450,000
	Hotels, Resorts & Cruise Lines (0.42%)
12,868,000	Mandarin Oriental International Ltd. (Singapore) [2]	25,058,463	20,781,820
	Internet Retail (1.98%)
2,250,000	HomeAway, Inc. [1]	54,558,103	72,765,000
3,035,227	Vitacost.com, Inc. [1,4]	28,626,533	25,647,668

		83,184,636	98,412,668
	Movies & Entertainment (1.61%)
1,350,000	The Madison Square Garden Co., Cl A [1]	34,741,205	79,987,500
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (3.14%)
1,750,000	BJ’s Restaurants, Inc. [1,4]	$65,546,796	$64,925,000
1,250,000	Bravo Brio Restaurant Group, Inc. [1,4]	18,548,404	22,275,000
1,650,000	The Cheesecake Factory, Inc.	39,429,179	69,118,500

		123,524,379	156,318,500

Total Consumer Discretionary		597,919,365	1,133,459,488

Consumer Staples (3.45%)
	Food Distributors (2.18%)
1,750,000	The Chefs’ Warehouse, Inc. [1,4]	26,761,792	30,100,000
1,450,000	United Natural Foods, Inc. [1]	62,683,145	78,285,500

		89,444,937	108,385,500
	Food Retail (1.27%)
1,126,537	Fairway Group Holdings Corp. [1]	17,756,065	27,228,399
750,000	Susser Holdings Corp. [1]	30,188,888	35,910,000

		47,944,953	63,138,399

Total Consumer Staples		137,389,890	171,523,899

Energy (8.56%)
	Oil & Gas Equipment & Services (3.03%)
500,000	CARBO Ceramics, Inc.	34,457,138	33,715,000
450,000	Core Laboratories N.V. [2]	17,021,125	68,247,000
1,600,000	Forum Energy Technologies, Inc. [1]	33,184,101	48,688,000

		84,662,364	150,650,000
	Oil & Gas Exploration & Production (1.39%)
502,099	Bonanza Creek Energy, Inc. [1]	15,723,864	17,804,430
5,627,689	Halcon Resources Corp. [1]	45,393,681	31,908,997
500,000	Oasis Petroleum, Inc. [1]	7,000,000	19,435,000

		68,117,545	69,148,427
	Oil & Gas Storage & Transportation (4.14%)
674,710	Golar LNG Partners L.P. [2]	16,226,205	23,007,611
814,070	MPLX LP	20,095,362	29,965,917
4,500,000	Scorpio Tankers Inc. [2]	37,438,225	40,410,000
1,150,000	Susser Petroleum Partners LP [4]	26,138,991	33,695,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (continued)
750,000	Targa Resources Corp.	$17,965,719	$48,247,500
500,000	Tesoro Logistics LP	20,942,214	30,230,000

		138,806,716	205,556,028

Total Energy		291,586,625	425,354,455

Financials (6.12%)
	Asset Management & Custody Banks (2.14%)
623,000	Artisan Partners Asset Management, Inc. [1]	21,081,339	31,093,930
1,650,000	Financial Engines, Inc.	25,939,077	75,223,500

		47,020,416	106,317,430
	Office REITs (1.33%)
750,000	SL Green Realty Corp.	17,178,705	66,142,500
	Real Estate Services (0.70%)
1,500,000	CBRE Group, Inc., Cl A [1]	7,261,912	35,040,000
	Specialized REITs (1.95%)
2,000,000	Chesapeake Lodging Trust	35,285,655	41,580,000
1,500,000	LaSalle Hotel Properties	34,882,420	37,050,000
1,500,000	Sunstone Hotel Investors, Inc. [1]	17,734,422	18,120,000

		87,902,497	96,750,000

Total Financials		159,363,530	304,249,930

Health Care (9.28%)
	Health Care Equipment (4.29%)
1,250,000	DexCom, Inc. [1]	17,100,776	28,062,500
670,922	IDEXX Laboratories, Inc. [1]	21,699,129	60,235,377
1,250,000	Insulet Corp. [1]	22,662,247	39,262,500
100,000	Intuitive Surgical, Inc. [1]	1,450,000	50,658,000
1,650,000	Masimo Corp. [1]	35,506,954	34,980,000

		98,419,106	213,198,377
	Health Care Facilities (2.29%)
2,985,000	Brookdale Senior Living, Inc. [1]	53,151,499	78,923,400
1,500,000	Emeritus Corp. [1]	42,381,389	34,770,000

		95,532,888	113,693,400
	Health Care Supplies (0.32%)
1,200,000	Endologix, Inc. [1]	15,625,234	15,936,000
Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)
	Life Sciences Tools & Services (2.38%)
300,000	Covance, Inc. [1]	$10,515,515	$22,842,000
1,000,000	ICON plc [1,2]	29,731,027	35,430,000
300,000	Mettler-Toledo International, Inc. [1]	17,537,046	60,360,000

		57,783,588	118,632,000

Total Health Care		267,360,816	461,459,777

Industrials (19.16%)
	Aerospace & Defense (5.04%)
1,750,000	DigitalGlobe, Inc. [1]	50,588,069	54,267,500
3,000,000	The KEYW Holding Corp. [1,4]	34,301,184	39,750,000
1,000,000	TransDigm Group, Inc. [1]	23,025,486	156,770,000

		107,914,739	250,787,500
	Building Products (0.60%)
1,500,000	Ply Gem Holdings, Inc. [1]	33,002,897	30,090,000
	Electrical Components & Equipment (2.94%)
1,000,000	Acuity Brands, Inc.	54,396,208	75,520,000
1,250,000	Polypore International, Inc. [1]	46,003,687	50,375,000
1,003,000	Thermon Group Holdings, Inc. [1]	22,776,818	20,461,200

		123,176,713	146,356,200
	Environmental & Facilities Services (3.24%)
1,150,000	Clean Harbors, Inc. [1]	29,600,019	58,109,500
2,500,000	Waste Connections, Inc.	44,418,371	102,850,000

		74,018,390	160,959,500
	Human Resource & Employment Services (0.54%)
1,000,000	On Assignment, Inc. [1]	17,397,767	26,720,000
	Industrial Machinery (3.26%)
711,876	Graco, Inc.	16,230,765	44,997,682
750,000	Nordson Corp.	22,985,460	51,982,500
350,000	Proto Labs, Inc. [1]	10,850,000	22,739,500
2,500,000	Rexnord Corp. [1]	47,210,824	42,125,000

		97,277,049	161,844,682
	Office Services & Supplies (0.50%)
1,451,700	Interface, Inc.	19,589,709	24,635,349

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Railroads (1.38%)
809,050	Genesee & Wyoming, Inc., Cl A [1]	$22,253,549	$68,639,802
	Research & Consulting Services (1.52%)
1,000,000	Acacia Research Corp. [1]	35,243,675	22,350,000
650,000	The Advisory Board Company [1]	32,549,205	35,522,500
1,000,000	Mistras Group, Inc. [1]	11,030,295	17,580,000

		78,823,175	75,452,500
	Trading Companies & Distributors (0.14%)
253,594	Air Lease Corp.	5,684,583	6,996,658

Total Industrials		579,138,571	952,482,191

Information Technology (18.86%)
	Application Software (6.89%)
1,750,000	ACI Worldwide, Inc. [1]	69,197,973	81,340,000
1,500,000	Advent Software, Inc. [1]	24,332,413	52,590,000
1,263,333	Guidewire Software, Inc. [1]	32,362,708	53,123,152
3,350,500	RealPage, Inc. [1]	68,281,327	61,448,170
800,000	The Ultimate Software Group, Inc. [1]	23,636,916	93,832,000

		217,811,337	342,333,322
	Data Processing & Outsourced Services (2.64%)
1,000,000	FleetCor Technologies, Inc. [1]	25,103,188	81,300,000
650,000	WEX, Inc. [1]	30,423,456	49,855,000

		55,526,644	131,155,000
	Electronic Equipment & Instruments (3.80%)
1,700,000	Cognex Corp.	57,746,835	76,874,000
708,767	Coherent, Inc. [1]	34,030,133	39,031,799
1,000,000	FEI Company	40,414,234	72,990,000

		132,191,202	188,895,799
	Electronic Manufacturing Services (0.33%)
1,750,000	Mercury Systems, Inc. [1,4]	32,185,131	16,135,000
	Internet Software & Services (0.03%)
2,545,455	Viggle, Inc. [1,3,4,6]	13,000,000	1,654,546
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (5.17%)
1,000,000	Acxiom Corp. [1]	$21,708,983	$22,680,000
575,000	Equinix, Inc. [1,5]	34,779,810	106,214,000
2,250,000	Gartner, Inc. [1]	41,942,703	128,227,500

		98,431,496	257,121,500

Total Information Technology		549,145,810	937,295,167

Materials (3.10%)
	Diversified Metals & Mining (0.87%)
4,000,000	Globe Specialty Metals, Inc. [4]	46,608,066	43,480,000
	Metal & Glass Containers (1.78%)
4,000,000	Berry Plastics Group, Inc. [1]	65,354,381	88,280,000
	Steel (0.45%)
1,000,000	SunCoke Energy, Inc. [1]	16,688,469	14,020,000
372,978	SunCoke Energy Partners LP	8,312,776	8,242,814

		25,001,245	22,262,814

Total Materials		136,963,692	154,022,814

Telecommunication Services (4.47%)
	Wireless Telecommunication Services (4.47%)
14,832,329	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2]	30,976,387	36,613,810
2,500,000	SBA Communications Corp., Cl A [1]	21,428,760	185,300,000

Total Telecommunication Services		52,405,147	221,913,810

Unclassified (0.53%)
	Unclassified (0.53%)
2,500,000	Platform Acquisition Holdings Ltd. [1,2]	25,000,000	26,125,000

Utilities (0.41%)
	Electric Utilities (0.41%)
225,000	ITC Holdings Corp.	9,427,959	20,542,500

TOTAL COMMON STOCKS		2,805,701,405	4,808,429,031

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (0.36%)

Consumer Discretionary (0.36%)
	Hotels, Resorts & Cruise Lines (0.11%)
3,500,000	Kerzner International Holdings Ltd., Cl A [1,2,3,5,7]	$35,000,000	$5,530,000
	Movies & Entertainment (0.25%)
2,500,000	SFX Holding Corporation [1,3,5,7]
		10,000,000	12,500,000

TOTAL PRIVATE EQUITY INVESTMENTS		45,000,000	18,030,000

Warrants (0.01%)

Consumer Discretionary (0.01%)
	Internet Retail (0.01%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/16/2015 [1,3,4,6]	30,234	533,696

Information Technology (0.00%)
	Internet Software & Services (0.00%)
2,000,000	Viggle, Inc. Warrants, Non-callable, Exp 8/22/2014 [1,3,4,6]	0	0
545,455	Viggle, Inc. Warrants, Callable, Exp 4/27/2015 [1,3,4,6]	0	0

Total Information Technology		0	0

Unclassified (0.00%)
	Unclassified (0.00%)
2,500,000	Platform Acquisition Holdings Ltd., Exp 7/31/2020 [1,2,7]	0	0

TOTAL WARRANTS		30,234	533,696

Principal
Amount		Cost	Value

Short Term Investments (2.63%)

$ 130,706,243	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2013, 0.01% due 7/1/2013; Proceeds at maturity - $130,706,352; (Fully collateralized by $12,825,000 U.S. Treasury Bond, 8.125% due 5/15/2021; Market value - $18,638,675, $12,250,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $11,695,675 and $107,000,000 U.S. Treasury Note, 1.00% due 8/31/2019; Market value - $102,987,500) [6]	$130,706,243	$130,706,243

TOTAL INVESTMENTS (99.74%)		$2,981,437,882	4,957,698,970

CASH AND OTHER ASSETS LESS LIABILITIES (0.26%)			12,851,103

NET ASSETS			$4,970,550,073

RETAIL SHARES (Equivalent to $30.01 per share based on 113,034,175 shares outstanding)			$3,391,706,762

INSTITUTIONAL SHARES (Equivalent to $30.33 per share based on 52,059,575 shares outstanding)			$1,578,843,311

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At June 30, 2013, the market value of restricted and fair valued securities amounted to $20,218,242 or 0.41% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.91%)

Consumer Discretionary (21.87%)
	Apparel, Accessories & Luxury Goods (5.12%)
47,000	Fossil Group, Inc. (formerly, Fossil, Inc.) [1]	$3,655,219	$4,855,570
97,000	lululemon athletica, inc. [1]	5,130,798	6,355,440
171,850	Tumi Holdings, Inc. [1]	3,377,632	4,124,400
89,500	Under Armour, Inc., Cl A [1]	4,658,634	5,344,045

		16,822,283	20,679,455
	Automotive Retail (2.22%)
194,870	CarMax, Inc. [1]	5,355,334	8,995,199
	Broadcasting (6.07%)
145,500	Discovery Communications, Inc., Series C [1]	5,747,362	10,135,530
113,500	Liberty Media Corp. [1]	9,700,150	14,387,260

		15,447,512	24,522,790
	Internet Retail (6.96%)
306,222	HomeAway, Inc. [1]	7,261,626	9,903,219
9,950	priceline.com, Inc. [1]	2,904,773	8,229,944
179,500	Shutterfly, Inc. [1]	5,112,503	10,014,305

		15,278,902	28,147,468
	Movies & Entertainment (1.50%)
381,281	Manchester United plc, Cl A [1,2]	6,378,171	6,069,993

Total Consumer Discretionary		59,282,202	88,414,905

Consumer Staples (1.01%)
	Food Retail (1.01%)
79,000	Whole Foods Market, Inc.	3,592,507	4,066,920

Energy (5.83%)
	Oil & Gas Equipment & Services (1.22%)
73,168	CARBO Ceramics, Inc.	5,277,973	4,933,718
	Oil & Gas Exploration & Production (2.02%)
701,000	Halcon Resources Corp. [1]	4,983,708	3,974,670
107,381	Oasis Petroleum, Inc. [1]	1,530,711	4,173,900

		6,514,419	8,148,570
	Oil & Gas Storage & Transportation (2.59%)
177,200	Golar LNG Ltd. [2]	6,435,690	5,650,908
80,000	Tesoro Logistics LP	3,481,638	4,836,800

		9,917,328	10,487,708

Total Energy		21,709,720	23,569,996

Shares		Cost	Value

Common Stocks (continued)

Financials (2.10%)
	Specialized Finance (2.10%)
58,000	CME Group, Inc.	$4,434,308	$4,406,840
23,000	IntercontinentalExchange, Inc. [1]	4,018,102	4,088,480

Total Financials		8,452,410	8,495,320

Health Care (7.25%)
	Biotechnology (1.13%)
132,500	Cepheid [1]	4,496,327	4,560,650
	Health Care Equipment (2.06%)
393,344	Masimo Corp. [1]	9,589,420	8,338,893
	Life Sciences Tools & Services (4.06%)
219,115	Illumina, Inc. [1]	10,994,216	16,398,566

Total Health Care		25,079,963	29,298,109

Industrials (13.45%)
	Aerospace & Defense (2.30%)
300,046	DigitalGlobe, Inc. [1]	8,646,159	9,304,427
	Airlines (1.11%)
87,000	Ryanair Holdings plc, ADR [1,2]	3,350,888	4,483,110
	Electrical Components &
	Equipment (1.70%)
169,868	Polypore International, Inc. [1]	5,973,390	6,845,680
	Industrial Machinery (2.58%)
94,500	The ExOne Company [1]	1,701,000	5,832,540
27,000	The Middleby Corp. [1]	3,965,192	4,592,430

		5,666,192	10,424,970
	Research & Consulting
	Services (5.76%)
110,500	IHS, Inc., Cl A [1]	10,750,971	11,533,990
197,000	Verisk Analytics, Inc., Cl A [1]	9,340,895	11,760,900

		20,091,866	23,294,890

Total Industrials		43,728,495	54,353,077

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (39.32%)
	Application Software (12.55%)
132,150	ANSYS, Inc. [1]	$4,313,590	$9,660,165
169,500	Citrix Systems, Inc. [1]	11,799,785	10,225,935
58,300	FactSet Research Systems, Inc.	4,298,127	5,943,102
307,500	Guidewire Software, Inc. [1]	8,271,746	12,930,375
322,208	RealPage, Inc. [1]	5,677,872	5,909,295
159,000	salesforce.com, inc. [1]	4,930,164	6,070,620

		39,291,284	50,739,492
	Communications Equipment (1.07%)
314,000	Radware Ltd. [1,2]	5,759,213	4,330,060
	Internet Software & Services (10.44%)
353,000	Angie’s List, Inc. [1]	6,892,112	9,372,150
71,000	CoStar Group, Inc. [1]	2,795,655	9,163,970
23,000	LinkedIn Corp., Cl A [1]	3,991,545	4,100,900
38,600	OpenTable, Inc. [1]	2,606,147	2,468,470
109,275	Shutterstock, Inc. [1]	3,417,219	6,095,359
297,463	Xoom Corporation [1]	4,759,408	6,817,852
74,000	Zillow, Inc., Cl A [1]	4,227,131	4,166,200

		28,689,217	42,184,901
	IT Consulting & Other Services (9.06%)
493,600	Acxiom Corp. [1]	8,234,107	11,194,848
51,500	Equinix, Inc. [1,4]	1,470,550	9,513,080
279,644	Gartner, Inc. [1]	6,259,656	15,936,912

		15,964,313	36,644,840
	Systems Software (6.20%)
299,500	Fortinet, Inc. [1]	7,042,120	5,241,250
122,500	Imperva, Inc. [1]	4,785,918	5,517,400
183,000	Red Hat, Inc. [1]	9,472,921	8,751,060
100,000	Tableau Software, Inc., Cl A [1]	3,100,000	5,542,000

		24,400,959	25,051,710

Total Information Technology		114,104,986	158,951,003

Materials (4.26%)
	Construction Materials (1.34%)
199,569	CaesarStone Sdot-Yam Ltd. [1,2]	4,647,934	5,434,264
Shares		Cost	Value

Common Stocks (continued)

Materials (continued)
	Fertilizers & Agricultural Chemicals (0.52%)
718,202	Agrinos AS (Mexico) [1,2]	$5,190,409	$2,116,410
	Metal & Glass Containers (2.40%)
438,686	Berry Plastics Group, Inc. [1]	7,723,284	9,681,800

Total Materials		17,561,627	17,232,474

Telecommunication Services (2.75%)
	Wireless Telecommunication Services (2.75%)
150,000	SBA Communications
	Corp., Cl A [1]	2,401,920	11,118,000

Utilities (1.07%)
	Electric Utilities (1.07%)
47,500	ITC Holdings Corp.	3,895,090	4,336,750

TOTAL COMMON STOCKS		299,808,920	399,836,554

Private Equity Investments (0.37%)

Health Care (0.37%)
	Health Care Technology (0.37%)
248,486	Castlight Health, Inc. [1,3,4,6]	1,500,001	1,500,001

Utilities (0.00%)
	Independent Power Producers & Energy Traders (0.00%)
550,661	Better Place, Inc., Series C
	Preferred [1,2,3,4,6]	2,500,000	0

TOTAL PRIVATE EQUITY INVESTMENTS		4,000,001	1,500,001

Principal Amount

Short Term Investments (0.50%)

$2,008,917	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2013, 0.01% due 7/1/2013; Proceeds at maturity - $2,008,918; (Fully collateralized by $2,085,000 U.S. Treasury Note, 0.625% due 5/31/2017; Market value - $2,051,790) [5]	2,008,917	2,008,917

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

	Cost	Value

TOTAL INVESTMENTS (99.78%)	$305,817,838	$403,345,472

CASH AND OTHER ASSETS LESS LIABILITIES (0.22%)		901,106

NET ASSETS		$404,246,578

RETAIL SHARES (Equivalent to $17.22 per share based on 18,325,045 shares outstanding)		$315,516,847

INSTITUTIONAL SHARES (Equivalent to $17.41 per share based on 5,096,636 shares outstanding)		$88,729,731

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2013, the market value of restricted and fair valued securities amounted to $1,500,001 or 0.37% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.89%)

Consumer Discretionary (30.26%)
	Advertising (1.55%)
16,960	Omnicom Group, Inc.	$744,802	$1,066,275
	Apparel, Accessories & Luxury Goods (3.35%)
13,244	Ralph Lauren Corp.	2,107,029	2,301,012
	Broadcasting (3.28%)
17,789	Liberty Media Corp. [1]	1,053,200	2,254,934
	Casinos & Gaming (7.08%)
39,526	Las Vegas Sands Corp.	2,071,380	2,092,111
21,654	Wynn Resorts Ltd.	2,608,257	2,771,712

		4,679,637	4,863,823
	Internet Retail (8.74%)
10,762	Amazon.com, Inc. [1]	1,650,694	2,988,500
3,641	priceline.com, Inc. [1]	2,100,984	3,011,580

		3,751,678	6,000,080
	Restaurants (6.26%)
34,380	Starbucks Corp.	1,886,500	2,251,546
29,487	YUM! Brands, Inc.	1,685,862	2,044,629

		3,572,362	4,296,175

Total Consumer Discretionary		15,908,708	20,782,299

Consumer Staples (1.60%)
	Hypermarkets & Super Centers (1.60%)
9,954	Costco Wholesale Corp.	641,343	1,100,614

Energy (1.68%)
	Oil & Gas Storage & Transportation (1.68%)
36,240	Golar LNG Ltd. [2]	1,448,665	1,155,694

Financials (12.85%)
	Asset Management & Custody Banks (1.76%)
16,525	T. Rowe Price Group, Inc.	1,247,956	1,208,804
	Diversified Banks (1.42%)
25,480	ICICI Bank Limited, ADR [2]	916,623	974,610
	Diversified Real Estate Activities (3.34%)
63,653	Brookfield Asset
	Management, Inc., Cl A [2]	1,981,357	2,292,781
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Real Estate Operating Companies (0.12%)
3,981	Brookfield Property Partners LP [2]	$86,170	$80,814
	Specialized Finance (6.21%)
243,780	BM&FBOVESPA SA (Brazil) [2]	1,397,884	1,338,340
38,578	The CME Group, Inc.	2,087,209	2,931,157

		3,485,093	4,269,497

Total Financials		7,717,199	8,826,506

Health Care (4.65%)
	Life Sciences Tools & Services (4.65%)
42,692	Illumina, Inc. [1]	1,663,348	3,195,069

Industrials (4.93%)
	Research & Consulting Services (2.65%)
30,503	Verisk Analytics, Inc., Cl A [1]	1,203,478	1,821,029
	Trading Companies & Distributors (2.28%)
34,133	Fastenal Co.	885,614	1,564,998

Total Industrials		2,089,092	3,386,027

Information Technology (37.18%)
	Application Software (2.32%)
26,414	Citrix Systems, Inc. [1]	1,688,833	1,593,556
	Computer Hardware (4.58%)
7,939	Apple, Inc.	2,186,665	3,144,479
	Data Processing & Outsourced Services (8.23%)
4,043	MasterCard, Inc., Cl A	1,334,753	2,322,704
18,230	Visa, Inc., Cl A	1,816,915	3,331,532

		3,151,668	5,654,236
	Internet Software & Services (14.76%)
40,095	eBay, Inc. [1]	2,029,830	2,073,713
106,868	Facebook, Inc., Cl A [1]	2,911,910	2,656,739
5,019	Google, Inc., Cl A [1]	2,516,888	4,418,577
5,533	LinkedIn Corp., Cl A [1]	412,105	986,534

		7,870,733	10,135,563

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (2.28%)
8,473	Equinix, Inc. [1,4]	$610,073	$1,565,132
	Semiconductor Equipment (3.13%)
27,207	ASML Holding N.V. [2]	1,770,287	2,152,074
	Systems Software (1.88%)
26,918	Red Hat, Inc. [1]	1,334,719	1,287,219

Total Information Technology		18,612,978	25,532,259

Materials (5.74%)
	Diversified Chemicals (1.89%)
14,546	BASF SE (Germany) [2]	998,480	1,299,426
	Fertilizers & Agricultural Chemicals (3.85%)
26,761	Monsanto Co.	2,096,951	2,643,987

Total Materials		3,095,431	3,943,413

TOTAL COMMON STOCKS		51,176,764	67,921,881

Private Equity Investments (0.00%)

Utilities (0.00%)
	Independent Power Producers & Energy Traders (0.00%)
83,700	Better Place, Inc., Series C Preferred [1,2,3,4,6]	379,998	0

Principal Amount

Short Term Investments (1.11%)

$762,500	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2013, 0.01% due 7/1/2013; Proceeds at maturity - $762,501; (Fully collateralized by $795,000 U.S. Treasury Note, 0.625% due 5/31/2017; Market value - $782,337) [5]	762,500	762,500

	Cost	Value

TOTAL INVESTMENTS (100.00%)	$52,319,262	$68,684,381

LIABILITIES LESS CASH AND OTHER ASSETS (0.00%)		(1,944)

NET ASSETS		$68,682,437

RETAIL SHARES (Equivalent to $12.71 per share based on 3,232,374 shares outstanding)		$41,074,849

INSTITUTIONAL SHARES (Equivalent to $12.80 per share based on 2,157,657 shares outstanding)		$27,607,588

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2013, the market value of restricted and fair valued securities amounted to $0 or 0.00% of net assets. This security is deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund's investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service which utilizes a systematic methodology to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2013, the Funds did not have any securities on loan.

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At June 30, 2013, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2013, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$8,216,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	25,261,277
Total Restricted Securities:		$33,477,277
(Cost $86,581,905) † (1.44% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$0
Castlight Health, Inc.	4/26/2012	4,999,998
Kerzner International Holdings Ltd., Cl A	9/27/2006	11,692,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	8,503,121
Total Restricted Securities:		$25,195,119
(Cost $109,475,996) † (0.37% of Net Assets)

	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Viggle, Inc.	8/25/2011, 4/27/2012	$1,654,546

Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	5,530,000
SFX Holding Corporation	6/6/2012	12,500,000
Warrants
Viggle, Inc. Warrants, Callable, Exp 4/27/2015	4/27/2012	0
Viggle, Inc. Warrants, Non-callable, Exp 8/22/2014	8/25/2011	0
Vitacost.com, Inc. Warrants, Exp 2/16/2015	2/17/2012	533,696
Total Restricted Securities:		$20,218,242
(Cost $58,030,234) † (0.41% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$0
Castlight Health, Inc.	4/26/2012	1,500,001
Total Restricted Securities:		$1,500,001
(Cost $4,000,001) † (0.37% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$0
(Cost $379,998)(0.00% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•
Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Funds' investments carried at fair value:

	Baron Asset Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$2,255,099,229	$–	$–	$2,255,099,229
Private Equity Investments †	–	–	33,477,277	33,477,277
Short Term Investments	–	35,467,710	–	35,467,710
Total Investments	$2,255,099,229	$35,467,710	$33,477,277	$2,324,044,216

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2013.

	Baron Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$6,448,989,269	$76,263,611	$–	$6,525,252,880
Private Equity Investments †	–	–	25,195,119	25,195,119
Short Term Investments	–	282,799,102	–	282,799,102
Total Investments	$6,448,989,269	$359,062,713	$25,195,119	$6,833,247,101

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2013.

	Baron Small Cap Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$4,806,774,485	$1,654,546	$–	$4,808,429,031
Private Equity Investments †	–	–	18,030,000	18,030,000
Warrants †	–	533,696	0	533,696
Short Term Investments	–	130,706,243	–	130,706,243
Total Investments	$4,806,774,485	$132,894,485	$18,030,000	$4,957,698,970

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2013.

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Opportunity Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$399,836,554	$–	$–	$399,836,554
Private Equity Investments †	–	–	1,500,001	1,500,001
Short Term Investments	–	2,008,917	–	2,008,917
Total Investments	$399,836,554	$2,008,917	$1,500,001	$403,345,472

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2013.

	Baron Fifth Avenue Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$67,921,881	$–	$–	$67,921,881
Private Equity Investments †	–	–	0	0
Short Term Investments	–	762,500	–	762,500
Total Investments	$67,921,881	$762,500	$0	$68,684,381

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended June 30, 2013.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2013

Private Equity Investments
Consumer Discretionary	$8,944,000	$–	$–	$(728,000)	$–	$–	$–	$–	$8,216,000	$(728,000)
Financials	23,708,908	–	–	1,552,369	–	–	–	–	25,261,277	1,552,369

Total	$32,652,908	$–	$–	$824,369	$–	$–	$–	$–	$33,477,277	$824,369

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2013

Private Equity Investments
Consumer Discretionary	$12,728,000	$–	$–	$(1,036,000)	$–	$–	$–	$–	$11,692,000	$(1,036,000)
Financials	7,980,583	–	–	522,538	–	–	–	–	8,503,121	522,538
Health Care	4,999,998	–	–	–	–	–	–	–	4,999.998	–
Utilities	21,845,000	–	–	(21,845,000)	–	–	–	–	0	(21,845,000)

Total	$47,553,581	$–	$–	$(22,358,462)	$–	$–	$–	$–	$25,195,119	$(22,358,462)

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2013

Private Equity Investments
Consumer Discretionary	$11,020,000	$–	$–	$2,010,000	$5,000,000	$–	$–	$–	$18,030,000	$2,010,000
Warrants
Unclassified	–	–	–	–	0	–	–	–	0	–

Total	$11,020,000	$–	$–	$2,010,000	$5,000,000	$–	$–	$–	$18,030,000	$2,010,000

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2013

Private Equity Investments
Health Care	$1,500,001	$–	$–	$–	$–	$–	$–	$–	$1,500,001	$–
Utilities	2,500,001	–	–	(2,500,001)	–	–	–	–	0	(2,500,001)

Total	$4,000,002	$–	$–	$(2,500,001)	$–	$–	$–	$–	$1,500,001	$(2,500,001)

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2012	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2013

Private Equity Investments
Utilities	$379,998	$–	$–	$(379,998)	$–	$–	$–	$–	$0	$(379,998)

Total	$379,998	$–	$–	$(379,998)	$–	$–	$–	$–	$0	$(379,998)

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Significant unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2013, were as follows:

Baron Asset Fund
Sector	Company	Fair Value as of 6/30/2013	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2013	Range used on June 30, 2013
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$25,261,277	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value (1)	5.28%	5.28%
				Discount for lack of marketability	4.04%	4.04%
				EV/Run Rate EBITDA Multiple (2)	11.29x	8.73x to 13.67x
				Adjustment to the EBITDA Multiple due to leverage (2)	2.65%	2.65%
				Change in the composite equity index of comparable companies	-1.63%	-2.34% to -0.62%

(1) The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc., historical returns of the SMI 100 Index and the historical returns of the equity of comparable public companies. Nuveen Investments, Inc. is the sole asset of Windy City Investments Holdings, L.L.C.

(2) The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 2.65% to 11.29x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2013, the components of net assets on a tax basis were substantially as follows:

					Baron Fifth
			Baron	Baron	Avenue
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth
	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,171,838,186	$3,623,528,026	$2,981,437,882	$305,817,838	$52,319,262

Unrealized appreciation	$1,210,247,829	$3,324,434,485	$2,099,386,785	$112,550,224	$17,540,089
Unrealized depreciation	(58,041,799)	(114,715,410)	(123,125,697)	(15,022,590)	(1,174,970)

Net unrealized appreciation	$1,152,206,030	$3,209,719,075	$1,976,261,088	$97,527,634	$16,365,119

Baron Investment Funds Trust	June 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES 1

Baron Growth Fund

Name of Issuer	Value at September 30, 2012	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Shares Held at June 30, 2013	Value at June 30, 2013

“Affiliated” Company as of June 30, 2013:
Ameristar Casinos, Inc.	$35,600,000	$–	$–	$16,980,000	$–	2,000,000	$52,580,000
Choice Hotels International, Inc.	96,209,925	–	–	23,157,750	–	3,007,500	119,367,675
DeVry, Inc.	74,539,000	–	544,590	26,762,283	58,307	3,250,000	100,815,000
Vail Resorts, Inc.	115,631,487	3,395,389	–	7,904,264	–	2,063,250	126,931,140

	$321,980,412	$3,395,389	$544,590	$74,804,297	$58,307		$399,693,815

No Longer an “Affiliated” Company as of June 30, 2013:
Cymer, Inc.	$82,501,165	$–	$152,022,068	$(1,579,211)	$71,100,114	–	$–

	$82,501,165	$–	$152,022,068	$(1,579,211)	$71,100,114		$–

Baron Small Cap Fund

Name of Issuer	Value at September 30, 2012	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Shares Held at June 30, 2013	Value at June 30, 2013

“Affiliated” Company as of June 30, 2013:
BJ’s Restaurants, Inc.	$36,280,000	$32,265,623	$–	$(3,620,623)	$–	1,750,000	$64,925,000
Bravo Brio Restaurant Group, Inc.	23,280,000	–	5,405,910	4,839,265	(438,355)	1,250,000	22,275,000
The Chefs’ Warehouse, Inc.	28,665,000	–	–	1,435,000	–	1,750,000	30,100,000
Globe Specialty Metals, Inc.	60,880,000	–	–	(17,400,000)	–	4,000,000	43,480,000
The KEYW Holding Corp.	37,500,000	–	–	2,250,000	–	3,000,000	39,750,000
Mercury Systems, Inc.	18,585,000	–	–	(2,450,000)	–	1,750,000	16,135,000
Susser Petroleum Partners LP	21,622,907	6,108,193	–	5,963,900	–	1,150,000	33,695,000
Viggle, Inc.	4,734,546	–	–	(3,080,000)	–	2,545,455	1,654,546
Viggle, Inc., Warrants, Callable,
Exp 4/27/2015	–	–	–	–	–	545,455	–
Viggle, Inc., Warrants, Non-callable,
Exp 8/22/2014	180,000	–	–	(180,000)	–	2,000,000	–
Vitacost.com, Inc.	20,578,839	–	–	5,068,829	–	3,035,227	25,647,668
Vitacost.com, Inc. Warrants,
Exp 2/16/2015	363,884	–	–	169,812	–	242,589	533,696

	$252,670,176	$38,373,816	$5,405,910	$(7,003,817)	$(438,355)		$278,195,910

No Longer an “Affiliated” Company as of June 30, 2013:
Chesapeake Lodging Trust	$39,740,000	$–	$–	$1,840,000	$–	2,000,000	$41,580,000
Rogers Corp.	42,360,000	–	44,742,920	1,405,303	977,617	–	–
XPO Logistics, Inc.	14,688,000	–	21,118,824	4,476,182	1,954,642	–	–

	$96,788,000	$–	$65,861,744	$7,721,485	$2,932,259		$41,580,000

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine month period ended June 30, 2013.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: August 21, 2013